Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 30, 2012
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCOUT CORE BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is a high level of total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 564% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	564.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the Fund's current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The Fund invests primarily in investment grade bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor's
("S&P"). All securities will be U.S. dollar denominated although they may be securities of foreign issuers.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The Advisor first establishes the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration.
The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide
		investment grade fixed income exposure.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities (bonds)
will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to
		produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Fund was reorganized into the Fund after the close of business on April 21, 2011. Based on an analysis of the attributes of the funds, the historical performance and financial history of the Frontegra
Columbus Core Fund was adopted by the Fund. Therefore, performance information for periods prior to the close of business on April 21, 2011 is that of the
Frontegra Columbus Core Fund.

There is no performance information quoted for Class Y shares of the Fund as
Class Y shares were not offered for sale to the public prior to the close of
		business on April 21, 2011.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Institutional Class Shares as of December 31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart above the Fund's highest quarterly return was 20.71% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -3.90% (quarter ended September 30, 2008).

		Year-to-date return (through September 30, 2011): 5.37%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with the reorganization of the Frontegra Columbus Core Fund into the Fund, the Fund changed its primary benchmark to the Barclays Capital U.S. Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index, which has been the long-standing benchmark index for the Fund's total return investment strategy, represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. The Fund's old benchmark index, the Barclays Capital 1-5 Year Govt./Credit Index, was an appropriate benchmark for a fund that seeks income from investing in high-quality, short-term fixed income securities, which was the Fund's prior investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Barclays Capital 1-5 Year Govt./Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Lipper Intermediate Investment Grade Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Funds Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3],[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.40%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	820
Annual Return 2002	rr_AnnualReturn2002	6.81%
Annual Return 2003	rr_AnnualReturn2003	5.10%
Annual Return 2004	rr_AnnualReturn2004	4.56%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	7.76%
Annual Return 2008	rr_AnnualReturn2008	(6.45%)
Annual Return 2009	rr_AnnualReturn2009	28.36%
Annual Return 2010	rr_AnnualReturn2010	7.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2001
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,298

[1]	In connection with the reorganization of the Frontegra Columbus Core Fund into the Fund, the Fund changed its primary benchmark to the Barclays Capital U.S. Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index, which has been the long-standing benchmark index for the Fund's total return investment strategy, represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. The Fund's old benchmark index, the Barclays Capital 1-5 Year Govt./Credit Index, was an appropriate benchmark for a fund that seeks income from investing in high-quality, short-term fixed income securities, which was the Fund's prior investment strategy.
[2]	"Other Expenses" have been restated to reflect the Fund's current fees.
[3]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[4]	"Less Advisor's Fee Waiver and/or Expense Assumption" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class shares have been restated to reflect the anticipated changes in such figures in light of the Fund's current expense limitation agreement.
[5]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Class Y shares have been restated to reflect the anticipated changes in such expenses in light of the Fund's current fee and expense structure.